Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 10, 2017	Dec. 31, 2017	Mar. 31, 2018	Oct. 05, 2017	Aug. 31, 2017	Dec. 31, 2016	Mar. 31, 2013
Common stock shares authorized		120,000,000	120,000,000			120,000,000
Common stock, par value per share		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Gross proceeds		$ 125,658
Common stock, outstanding		27,284,140	27,284,140			10,196,292
IPO
Issuance of stock (in shares)	8,107,500
Minimum price per share	$ 17.00				$ 1.00
Gross proceeds	$ 137,828
Net proceeds	$ 125,658
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock (in shares)	17,406,338
Common stock
Common stock shares authorized				120,000,000
Common stock, par value per share				$ 0.001
Common stock | IPO
Issuance of stock (in shares)	8,107,500
Minimum price per share	$ 17.00
Gross proceeds	$ 137,828
Net proceeds	$ 125,658
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock (in shares)	17,406,338
Common stock | Underwriter option to purchase
Issuance of stock (in shares)	1,057,500